Long-Term Debt (Summary of Long-Term Debt, Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Debt issuance costs	$ (125)	$ (126)
Amount due within one year	(676)	(574)
Long Term Debt, Adjustments	(801)	(698)
Long-Term Debt	17,689	15,744
Interest expense	109	110
Emera
Debt Instrument [Line Items]
Long-term debt	2,552	2,528
NMGC
Debt Instrument [Line Items]
Long-term debt	672	629
NSPI
Debt Instrument [Line Items]
Long-term debt	3,886	3,546
ECI
Debt Instrument [Line Items]
Long-term debt	422	449
TECO Energy
Debt Instrument [Line Items]
Fair market value adjustment	$ 0	$ 2
Bankers acceptances | SOFR loans | Emera
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2027
Long-term debt	$ 465	$ 403
Unsecured fixed rate notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate	4.84%	2.90%
Maturity	2030
Long-term debt	$ 500	$ 500
Unsecured fixed rate notes | Emera Finance
Debt Instrument [Line Items]
Maturity	2024 - 2046
Fixed to floating subordinated notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate	6.75%	6.75%
Maturity	2076
Long-term debt	$ 1,587	$ 1,625
Unsecured senior notes | Emera Finance
Debt Instrument [Line Items]
Weighted average interest rate	3.65%	3.65%
Long-term debt	$ 3,637	$ 3,725
Fixed rate notes and bonds | TEC
Debt Instrument [Line Items]
Weighted average interest rate	4.61%	4.15%
Maturity	2024 - 2051
Long-term debt	$ 5,654	$ 4,341
Fixed rate notes and bonds | PGS
Debt Instrument [Line Items]
Weighted average interest rate	5.63%	3.78%
Maturity	2028 - 2053
Long-term debt	$ 1,223	$ 772
Fixed rate notes and bonds | NMGC
Debt Instrument [Line Items]
Weighted average interest rate	3.78%	3.11%
Maturity	2026 - 2051
Long-term debt	$ 642	$ 521
Fixed rate notes and bonds | NMGI
Debt Instrument [Line Items]
Weighted average interest rate	3.64%	3.64%
Maturity	2024
Long-term debt	$ 198	$ 203
Discount notes | NSPI
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2024 - 2027
Long-term debt	$ 721	$ 881
Medium term fixed rate notes | NSPI
Debt Instrument [Line Items]
Weighted average interest rate	5.13%	5.14%
Maturity	2025 - 2097
Long-term debt	$ 3,165	$ 2,665
Senior secured credit facility | EBP
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2026
Long-term debt	$ 246	$ 249
Amortizing fixed rate notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate	4.00%	3.97%
Maturity	2026
Long-term debt	$ 79	$ 100
Secured senior notes | ECI
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2027
Long-term debt	$ 75	$ 86
Secured fixed rate senior notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate	3.09%	3.06%
Maturity	2024 - 2029
Long-term debt	$ 84	$ 142
Non-revolving term facility, floating rate | NMGC
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2024
Long-term debt	$ 30	$ 108
Non-revolving term facility, floating rate | ECI
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2025
Long-term debt	$ 29	$ 30
Non-revolving term facility, fixed rate | ECI
Debt Instrument [Line Items]
Weighted average interest rate	2.15%	2.05%
Maturity	2025 - 2027
Long-term debt	$ 155	$ 91